UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
BlackRock Advantage Large Cap Income ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage Large Cap Income ETF
BALI | Cboe BZX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Income ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Income ETF	$19	0.35%
Fund performance
Average annual total returns
	6-Month Total Returns	Since Inception
Fund NAV	14.30%	25.87%
Fund Market	14.47	26.18
S&P 500® Index	15.29	29.23
Key Fund statistics
Net Assets	$46,039,726
Number of Portfolio Holdings	131
Portfolio Turnover Rate	53%
The inception date of the Fund was September 26, 2023. The first day of secondary market trading was September 28, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	31.3%
Financials	13.3
Health Care	13.1
Communication Services	10.7
Consumer Discretionary	10.6
Industrials	8.4
Consumer Staples	6.7
Energy	2.9
Utilities	1.3
Materials	1.2
Other(c)	0.5
Ten largest holdings
Security	Percent of Total Investments(b)
Microsoft Corp.	8.2%
Apple Inc.	7.6
NVIDIA Corp.	6.2
Amazon.com, Inc.	4.9
Alphabet, Inc., Class A	3.4
Alphabet, Inc., Class C, NVS	2.0
Eli Lilly & Co.	1.8
Johnson & Johnson	1.8
Mastercard, Inc., Class A	1.8
Home Depot, Inc. (The)	1.7
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Income ETF
Semi-Annual Shareholder Report — June 30, 2024
BALI-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not applicable to this semi-annual report.

Item 3 –	Audit Committee Financial Expert – Not applicable to this semi-annual report.

Item 4 –	Principal Accountant Fees and Services – Not applicable to this semi-annual report.

Item 5 –	Audit Committee of Listed Registrant – Not applicable.

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

2

JUNE 30, 2024

2024 Semi-Annual Financial Statements (Unaudited)

BlackRock ETF Trust

•	BlackRock Advantage Large Cap Income ETF | BALI | Cboe BZX

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) June 30, 2024	BlackRock Advantage Large Cap Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Lockheed Martin Corp.	1,228	$573,599
Northrop Grumman Corp.	656	285,983

		859,582

Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	1,162	145,006
United Parcel Service, Inc., Class B	1,846	252,625

		397,631

Automobiles — 1.2%
Ford Motor Co.	32,201	403,801
Tesla, Inc.(a)	833	164,834

		568,635

Banks — 2.1%
Citigroup, Inc.	6,343	402,527
JPMorgan Chase & Co.	2,715	549,136

		951,663

Beverages — 0.2%
Monster Beverage Corp.(a)	473	23,627
PepsiCo, Inc.	439	72,404

		96,031

Biotechnology — 3.8%
AbbVie, Inc.	4,374	750,228
Exelixis, Inc.(a)	2,142	48,131
Gilead Sciences, Inc.	8,225	564,317
Incyte Corp.(a)	3,772	228,659
Neurocrine Biosciences, Inc.(a)	1,246	171,537

		1,762,872

Broadline Retail — 4.8%
Amazon.com, Inc.(a)(b)	11,377	2,198,605

Capital Markets — 2.4%
CME Group, Inc., Class A	2,624	515,879
Invesco Ltd.	441	6,597
Lazard, Inc.	685	26,153
S&P Global, Inc.	233	103,918
XP, Inc., Class A	25,972	456,848

		1,109,395

Chemicals — 1.1%
Sherwin-Williams Co. (The)	1,746	521,059

Commercial Services & Supplies — 2.4%
Cintas Corp.	154	107,840
Republic Services, Inc.	2,308	448,537
Waste Connections, Inc.	151	26,479
Waste Management, Inc.	2,550	544,017

		1,126,873

Communications Equipment — 0.0%
Juniper Networks, Inc.	315	11,485

Construction & Engineering — 0.0%
EMCOR Group, Inc.	41	14,968

Consumer Finance — 0.5%
OneMain Holdings, Inc.	4,418	214,229

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	6	5,100
Kroger Co. (The)	9,505	474,584
Sysco Corp.	544	38,836
Walmart, Inc.	1,477	100,008

		618,528

Security	Shares	Value

Diversified Telecommunication Services — 1.7%
AT&T Inc.	32,293	$617,119
Verizon Communications, Inc.	4,622	190,612

		807,731

Electric Utilities — 0.5%
Exelon Corp.	2,889	99,988
OGE Energy Corp.	3,613	128,984

		228,972

Electrical Equipment — 0.3%
Eaton Corp. PLC	409	128,242

Electronic Equipment, Instruments & Components — 1.1%
TE Connectivity Ltd.	3,381	508,604

Entertainment — 0.6%
Electronic Arts, Inc.	1,648	229,616
Netflix, Inc.(a)	95	64,113

		293,729

Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(a)	767	312,016
Mastercard, Inc., Class A	1,809	798,058
Visa, Inc., Class A	1,784	468,247

		1,578,321

Food Products — 2.5%
Conagra Brands, Inc.	4,583	130,249
Flowers Foods, Inc.	930	20,646
General Mills, Inc.	7,644	483,559
Ingredion, Inc.	136	15,599
Kellanova	3,123	180,135
Mondelez International, Inc., Class A	5,196	340,026

		1,170,214

Ground Transportation — 0.0%
Old Dominion Freight Line, Inc.	22	3,885

Health Care Equipment & Supplies — 0.8%
Medtronic PLC	2,424	190,793
Stryker Corp.	494	168,084

		358,877

Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	4,691	461,219
Cigna Group (The)	182	60,164
Elevance Health, Inc.	395	214,034
McKesson Corp.	145	84,686
UnitedHealth Group, Inc.	672	342,223

		1,162,326

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	16	63,384
Darden Restaurants, Inc.	3,116	471,513
McDonald’s Corp.	1,638	417,428

		952,325

Household Durables — 0.4%
Leggett & Platt, Inc.	15,175	173,906

Household Products — 2.4%
Clorox Co. (The)	91	12,419
Colgate-Palmolive Co.	5,521	535,758
Kimberly-Clark Corp.	3,527	487,431
Procter & Gamble Co. (The)	384	63,329

		1,098,937

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	562	120,009

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2024	BlackRock Advantage Large Cap Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 4.0%
Allstate Corp. (The)	108	$17,243
Everest Group Ltd.	71	27,052
Marsh & McLennan Cos., Inc.	2,775	584,748
Progressive Corp. (The)	2,759	573,072
Reinsurance Group of America, Inc.	24	4,927
Travelers Cos., Inc. (The)	2,129	432,911
W R Berkley Corp.	2,630	206,665

		1,846,618

Interactive Media & Services — 6.6%
Alphabet, Inc., Class A(b)	8,291	1,510,206
Alphabet, Inc., Class C, NVS	4,830	885,918
Meta Platforms, Inc., Class A	1,268	639,351

		3,035,475

IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	1,492	101,456

Machinery — 1.3%
CNH Industrial NV	28,856	292,311
Flowserve Corp.	737	35,450
Oshkosh Corp.	1,070	115,774
Otis Worldwide Corp.	665	64,013
Parker-Hannifin Corp.	150	75,871

		583,419

Media — 1.4%
Comcast Corp., Class A	15,619	611,640
New York Times Co. (The), Class A	752	38,510

		650,150

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	13,967	266,211

Multi-Utilities — 0.8%
Ameren Corp.	1,174	83,483
CMS Energy Corp.	1,889	112,452
WEC Energy Group, Inc.	1,963	154,017

		349,952

Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	4	458
Devon Energy Corp.	3,356	159,074
EOG Resources, Inc.	4,272	537,717
Exxon Mobil Corp.	1,995	229,664
Hess Corp.	299	44,108
ONEOK, Inc.	1,198	97,697
Ovintiv, Inc.	2,057	96,412
Valero Energy Corp.	987	154,722

		1,319,852

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	4,395	182,524
Eli Lilly & Co.	899	813,937
Johnson & Johnson	5,563	813,088
Merck & Co., Inc.	6,166	763,351

		2,572,900

Professional Services — 0.0%
Robert Half, Inc.	150	9,597

Semiconductors & Semiconductor Equipment — 10.2%
Broadcom, Inc.	173	277,757
Intel Corp.	7,715	238,933
Lam Research Corp.	593	631,456

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	1,045	$137,449
NVIDIA Corp.(b)	22,486	2,777,920
QUALCOMM, Inc.	3,166	630,604

		4,694,119

Software — 11.2%
Adobe, Inc.(a)	475	263,882
Atlassian Corp., Class A(a)	105	18,572
Fortinet, Inc.(a)	2,245	135,306
Manhattan Associates, Inc.(a)	1,976	487,440
Microsoft Corp.(b)	8,280	3,700,746
Salesforce, Inc.	1,560	401,076
ServiceNow, Inc.(a)	184	144,747

		5,151,769

Specialized REITs — 0.9%
Equinix, Inc.	151	114,247
Gaming & Leisure Properties, Inc.	6,828	308,694

		422,941

Specialty Retail — 1.7%
Home Depot, Inc. (The)	2,261	778,327

Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.(b)	16,308	3,434,791
HP, Inc.	617	21,607
NetApp, Inc.	903	116,307

		3,572,705

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	1,093	82,379

Trading Companies & Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	1,829	145,058
Watsco, Inc.	478	221,429
WW Grainger, Inc.	163	147,065

		513,552

Total Long-Term Investments — 97.7% (Cost: $40,975,839)		44,989,056

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	850,675	850,675

Total Short-Term Securities — 1.9% (Cost: $850,675)		850,675

Total Investments Before Options Written — 99.6% (Cost: $41,826,514)		45,839,731

Options Written — (0.4)% (Premiums Received: $(171,422))		(179,200)

Total Investments Net of Options Written — 99.2% (Cost: $41,655,092)		45,660,531

Other Assets Less Liabilities — 0.8%		379,195

Net Assets — 100.0%		$ 46,039,726

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) June 30, 2024	BlackRock Advantage Large Cap Income ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$223,329	$627,346	(a)	$—	$—	$—	$850,675	850,675	$13,999	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	339	09/20/24	$9,359	$31,192

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
S&P 500 Index	8	07/05/24	USD 5,415.00	USD 4,368	$(56,440)
S&P 500 Index	9	07/12/24	USD 5,470.00	USD 4,914	(45,135)
S&P 500 Index	9	07/19/24	USD 5,515.00	USD 4,914	(33,975)
S&P 500 Index	9	07/26/24	USD 5,535.00	USD 4,914	(43,650)

					$(179,200)

Balances Reported in the Statement of Assets and Liabilities for Options Written

Description	Swap Premiums Paid		Swap Premiums Received		Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$	N/A	$14,616	$(22,394)	$(179,200)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$31,192	$—	$—	$—	$31,192

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$179,200	$—	$—	$—	$179,200

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2024	BlackRock Advantage Large Cap Income ETF

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$553,446	$—	$—	$—	$553,446
Options written	—	—	(641,063)	—	—	—	(641,063)

	$—	$—	$(87,617)	$—	$—	$—	$(87,617)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(90,868)	$—	$—	$—	$(90,868)
Options written	—	—	35,748	—	—	—	35,748

	$—	$—	$(55,120)	$—	$—	$—	$(55,120)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,307,179
Options:
Average value of option contracts written	$150,733

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$44,989,056	$—	$—	$44,989,056
Short-Term Securities
Money Market Funds	850,675	—	—	850,675

	$45,839,731	$—	$—	$45,839,731

Derivative Financial Instruments(a)
Assets
Equity Contracts	$31,192	$—	$—	$31,192
Liabilities
Equity Contracts	(179,200)	—	—	(179,200)

	$(148,008)	$—	$—	$(148,008)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Statement of Assets and Liabilities (unaudited)

June 30, 2024

BlackRock Advantage Large Cap Income ETF

ASSETS
Investments, at value — unaffiliated(a)	$44,989,056
Investments, at value — affiliated(b)	850,675
Cash	13,466
Cash pledged:
Futures contracts	550,000
Receivables:
Investments sold	43,640
Dividends — unaffiliated	43,007
Dividends — affiliated	2,474

Total assets	46,492,318

LIABILITIES
Options written, at value(c)	179,200
Payables:
Investments purchased	193,932
Investment advisory fees	12,507
Variation margin on futures contracts	66,953

Total liabilities	452,592

Commitments and contingent liabilities

NET ASSETS	$46,039,726

NET ASSETS CONSIST OF:
Paid-in capital	$41,734,586
Accumulated earnings	4,305,140

NET ASSETS	$46,039,726

NET ASSET VALUE
Shares outstanding	$1,560,000

Net asset value	$29.51

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$40,975,839
(b) Investments, at cost — affiliated	$850,675
(c) Premiums received	$171,422

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended June 30, 2024

BlackRock Advantage Large Cap Income ETF

INVESTMENT INCOME
Dividends — unaffiliated	$338,480
Dividends — affiliated	13,999
Interest — unaffiliated	150
Foreign taxes withheld	(4)

Total investment income	352,625

EXPENSES
Investment advisory	49,521
Interest expense	195

Total expenses	49,716

Less:
Investment advisory fees waived	(237)

Total expenses after fees waived	49,479

Net investment income	303,146

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	78,813
Options written	(641,063)
Futures contracts	553,446
Foreign currency transactions	166
In-kind redemptions — unaffiliated(a)	887,128

878,490

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,585,832
Options written	35,748
Futures contracts	(90,868)

2,530,712

Net realized and unrealized gain	3,409,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,712,348

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets

	BlackRock Advantage Large Cap Income ETF

	Six Months Ended 06/30/24 (unaudited)	Period From 09/26/23(a) to 12/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$303,146	$116,950
Net realized gain	878,490	267
Net change in unrealized appreciation (depreciation)	2,530,712	1,505,919

Net increase in net assets resulting from operations	3,712,348	1,623,136

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(796,372)	(233,972)
Return of capital	—	(164,121)

Decrease in net assets resulting from distributions to shareholders	(796,372)	(398,093)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	24,518,719	17,379,988

NET ASSETS
Total increase in net assets	27,434,695	18,605,031
Beginning of period	18,605,031	—

End of period	$46,039,726	$18,605,031

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Income ETF
	Six Months Ended 06/30/24 (unaudited	)	Period From 09/26/23 to 12/31/23	(a)

Net asset value, beginning of period	$26.58		$24.67

Net investment income(b)	0.30		0.17
Net realized and unrealized gain(c)	3.44		2.31

Net increase from investment operations	3.74		2.48

Distributions(d)
From net investment income	(0.81)		(0.34)
Return of capital	—		(0.23)

Total distributions	(0.81)		(0.57)

Net asset value, end of period	$29.51		$26.58

Total Return(e)
Based on net asset value	14.30	%(f)	10.12	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35	%(h)

Net investment income	2.14	%(h)	2.60	%(h)

Supplemental Data
Net assets, end of period (000)	$46,040		$18,605

Portfolio turnover rate(i)	53%		23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

BlackRock ETF	Diversification Classification
Advantage Large Cap Income	Non-diversified

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	11

Notes to Financial Statements (unaudited) (continued)

The portion of distributions that exceeds the Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when the Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: The Fund will sell (write) call options on a large cap equity index, such as the S&P 500 Index, to generate income.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statement of Assets and Liabilities. When an instrument is sold through the exercise of an option, the premium is offset against the proceeds of the underlying instrument. When a written option expires without being exercised, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received.

In writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

BlackRock ETF	Investment Advisory Fees

Advantage Large Cap Income	0.35%

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2025. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived $237 in investment advisory fees pursuant to this arrangement.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

BlackRock ETF	Purchases	Sales
Advantage Large Cap Income	$ 15,029,506	$ 15,450,147

For the six months ended June 30, 2024, in-kind transactions were as follows:

BlackRock ETF	In-kind Purchases	In-kind Sales
Advantage Large Cap Income	$ 29,947,386	$ 6,324,426

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2023, the Fund had non-expiring capital loss carryforwards of $38,221 available to offset future realized capital gains.

As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Large Cap Income	$41,826,514	$4,607,085	$(570,454)	$4,036,631

8.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 06/30/24		Period From 09/26/23(a) to 12/31/23

BlackRock ETF	Shares	Amount	Shares	Amount

Advantage Large Cap Income

Shares sold	1,080,000	$30,844,110	800,000	$19,905,623

Shares redeemed	(220,000)	(6,325,391)	(100,000)	(2,525,635)

	860,000	$24,518,719	700,000	$17,379,988

(a)	Commencement of operations.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 247,000 shares of the Fund.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

On July 30, 2024, the Board approved a proposal to change the name of the Fund from BlackRock Advantage Large Cap Income ETF to iShares Advantage Large Cap Income ETF. This change is expected to become effective on or about October 10, 2024.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the BlackRock website at blackrock.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at blackrock.com.

A D D I T I O N A L I N F O R M A T I O N	17

Additional Information (continued)

Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, Pennsylvania 19103

Sub-Adviser	Legal Counsel
BlackRock International Limited	Sidley Austin LLP
Edinburgh, EH3 8BL	New York, NY 10019
United Kingdom

Address of the Trust
Administrator, Custodian and Transfer Agent	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

Distributor
BlackRock Investments, LLC
New York, NY 10001

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	19

Want to know more?

blackrock.com | 1-800-474-2737

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

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Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: August 22, 2024

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